Operating Expenses Before Credit Impairment Losses, Provisions and Charges	6 Months Ended
Jun. 30, 2022
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
4. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Staff costs	567	587
Other administration expenses	461	433
Depreciation, amortisation and impairment	158	321
	1,186	1,341
In H122, 'Depreciation, amortisation and impairment' included an impairment charge of £10m (H121: £105m) associated with branch and head office site closures as part of the transformation programme. For more, see Note 17.